PUTNAM INTERNATIONAL VOYAGER FUND
            (a series of Putnam Investment Funds (the "Trust")
                                 FORM N-1A
                                  PART B

                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
               December 30, 1997, as revised March 18, 1998

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the fund dated December 30, 1997, as revised from time to time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the fund.
Part II includes information about the fund and the other Putnam funds.

                             Table of Contents

Part I

SECURITIES RATINGS . . . . . . . . . . . . . . . . . . . . . . . . . . I-3

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . I-7

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . I-8

INVESTMENT PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . . . I-15

ADDITIONAL OFFICERS  . . . . . . . . . . . . . . . . . . . . . . . . . I-16

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS   . . . . . . . . . . I-16

Part II

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . . . . .II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-30

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-36

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . .II-46

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-47

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . . . . . .II-60

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-61

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . . . . .II-66

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . .II-67

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . .II-67

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . . . . .II-67

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . . . . .II-69

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-73

                                    SAI
                                  PART I

SECURITIES RATINGS

The following rating services describe rated securities as follows:

Moody's Investors Service, Inc.

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Standard & Poor's

Bonds

AAA -- An obligation rated         AAA has the highest rating
assigned by Standard & Poor's.         The obligor's capacity to
meet its financial commitments on the obligation is extremely strong.

AA -- An obligation rated         AA differs from the
highest-rated         obligations only in small degree.  The
obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated         A is somewhat more susceptible
to the adverse effects of changes in circumstances and economic
conditions than         obligations in higher-rated categories.
However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated         BBB exhibits adequate
protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated         BB is less vulnerable to
nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's
inadequate capacity to meet         its financial commitment on
the obligation.

B -- An obligation rated         B is more vulnerable to
nonpayment than         obligations rated         BB, but the
obligor currently has the capacity to meet its financial
commitment on the         obligations. Adverse business,
financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated         CCC is currently vulnerable to
nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet it financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet it financial commitment on the obligation.

CC -- An obligation rated         CC is currently highly
vulnerable to nonpayment.

C -- The         C rating may be used to cover a situation where
a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D -- An obligation rated         D are in payment default.  The
        D rating category is used when payments are not made on the date due even if the applicable grace period has not expired,
unless         Standard & Poor's believes that such payments will
be made during such grace period.  The         D rating will also
be used         upon the filing of a bankruptcy petition, or the
taking of a similiar action if payments on an obligation are jeopardized.

Duff & Phelps Corporation

Long-Term Debt

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate.
However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

Fitch Investors Service, Inc.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate.
Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the fund may not and will not:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value) or through the lending of its portfolio securities with respect to not more than 25% of its total assets (taken at current value).

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its political subdivisions.

(7) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

(8)  Purchase securities (other than securities of the U.S.
government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest.

Although certain of the fund's fundamental investment restrictions permit it to borrow money to a limited extent, the fund does not currently intend to do so and did not do so last year.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

It is contrary to the fund's present policy, which may be changed without shareholder approval, to:

        Invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.



                         ------------------------

All percentage limitations on investments (other than pursuant to the non-fundamental restriction
       )
 will apply at the time of
the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                         -------------------------

CHARGES AND EXPENSES

Management fees

Under a Management Contract dated December 2, 1994, as revised July 14, 1995, the fund pays a quarterly fee to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the quarter, at the annual rate of 1.20% of the first $500 million of average net assets;
 1.10%
of the next $500 million; 1.05% of the next $500 million; 1.00% of the next $5 billion; 0.975% of the next $5 billion; 0.955% of the next $5 billion; 0.94% of the next $5 billion; and 0.93% thereafter. For the past two fiscal years, pursuant to the Management Contract the fund incurred the following fees:

                                               Reflecting a
                                               reduction in the
                                               following amounts
Fiscal         Management              pursuant to an
year           fee paid                expense limitation

1997           $400,173                $61,415
1996           $ 18,596                $19,557


Expense limitation. In order to limit the fund's expenses, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses of the fund) through August 31, 1998 to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expenses and payments under the fund's distribution plans) would exceed an annual rate of 1.85% of the fund's average net assets. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund do not reflect the application of commissions or cash management credits that may reduce designated fund expenses.
With Trustee approval, this expense limitation may be terminated earlier, in which event shareholders would be notified and this SAI would be revised.

Brokerage commissions

The following table shows brokerage commissions paid during the fiscal periods indicated:

                 Fiscal                        Brokerage
                 year                          commissions

                 1997                          $373,395
                 1996                          $ 19,727

The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services received by Putnam Management and its affiliates:

Dollar
value             Percent of
of these          total           Amount of
transactions      transactions    commissions

$112,415,939      84.66%          $340,009

Administrative expense reimbursement

The fund reimbursed Putnam Management for administrative services during fiscal 1997, including compensation of certain fund officers and contributions to the Putnam Investments, Inc. Profit
Sharing Retirement Plan for their benefit, as follows:

                               Portion of total


                                     reimbursement for
                                 compensation

Total

                                     and


reimbursement
       contributions



$3,494

$3,080

Trustee fees

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the fund for fiscal 1997 and the fees paid to each Trustee by all of the Putnam funds during calendar
        1996:

COMPENSATION TABLE

                                            Pension on           Estimated          Total
                         Aggregate          retirement     annual benefits   compensation
                      compensation    benefits accrued            from all       from all
                          from the          as part of        Putnam funds         Putnam
Trustees                   fund(1)    fund expenses(2)  upon retirement(3)       funds(4)
------------------------------------------------------------------------------------------

Jameson A. Baxter/1994          $242         $15                 $85,646    $172,291(5)
Hans H. Estin/1972               240          37                  85,646        171,291
John A. Hill/1985                241          14                  85,646     170,791(5)
Ronald J. Jackson/1996(6)        242           6                  85,646      94,807(5)
Paul L. Joskow(9)                N/A          N/A                 85,646            N/A
Elizabeth T. Kennan/1992         237          19                  85,646        171,291
Lawrence J. Lasser/1992          228          14                  85,646        169,791
John H. Mullin, III(9)           N/A          N/A                 85,646            N/A
Robert E. Patterson/1984         243          11                  85,646        182,291
Donald S. Perkins/1982           242          40                  85,646        170,291
William F. Pounds/1971(7)        246          41                  98,146        197,291
George Putnam/1957               238          42                  85,646        171,291
George Putnam, III/1984          233           7                  85,646        171,291
A.J.C. Smith/1986                226          25                  85,646        169,791
W. Thomas Stephens/1997(8)
N/A

N/A
                                 85,646
N/A

W. Nicholas Thorndike/1992       243          27                  85,646        181,291

(1)  Includes an annual retainer and an attendance fee for each meeting attended.
(2)
     The Trustees approved a Retirement Plan for Trustees of the Putnam funds on October
     1, 1996.  Prior to that date, voluntary retirement benefits were paid to certain retired Trustees.

(3)  Assumes that each Trustee retires at the normal retirement date.  Estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 1996.
(4)  As of December 31, 1996, there were 96 funds in the Putnam family.
(5)  Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.
(6)  Elected as a Trustee in May 1996.
(7)  Includes additional compensation for service as Vice Chairman of the Putnam funds.
(8)  Elected as a Trustee in September 1997.
(9)  Elected as a Trustee in November 1997.



Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of
(i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not "interested persons" of the fund, as defined in the Investment Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see
"Management" in Part II of this SAI.


Share ownership


At
 November 30
, 1997,
 the officers and Trustees of
the
 fund as a
group owned less than 1% of the outstanding shares of each class of the fund, and, except as noted below, to the knowledge of the
fund no person owned of record or beneficially 5% or more of any class of shares of the fund.





         Shareholder name      Percentage
       Classand address           owned


         APutnam Investments      5.30%
         One Post Office Square
         Boston, MA 02109


Distribution

fees


During fiscal
1997,
 the
fund
 paid the following 12b-1 fees to
Putnam Mutual Funds:

      Class A       Class B         Class M


                                 $45,045

$131,534

$12,546

Class A sales charges and contingent deferred sales charges

Putnam Mutual Funds received sales charges with respect to class
A shares in the following
amount
 during the
period
 indicated:


                Sales Charges

              retained by Putnam  Contingent
       Total     Mutual Funds      deferred
     front-end       after           sales
   sales chargesdealer concessions  charges

Fiscal year


1997

$940,469

$100,075

$0


1996

$0

$0

$0


Class B contingent deferred sales charges

Putnam Mutual Funds received contingent deferred sales charges upon redemptions of class B shares in the following amount during
the
period
 indicated:



                                        Contingent deferred
                                           sales charges

Fiscal
 year


1997

$23,795


Class M sales charges

Putnam Mutual Funds received sales charges with respect to class
M shares in the following
amount
 during the
period
 indicated:

                                           Sales charges
                                        retained by Putnam
                                           Mutual Funds
                      Total                    after
                  sales charges         dealer concessions


Fiscal
 year


1997

                                 $54,750

$7,722


Investor servicing and custody fees and expenses

During the
1997 fiscal
 year,
the
 fund incurred
$177,790
 in fees
and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust
Company.

INVESTMENT PERFORMANCE

Standard performance measures
(for periods ended August 31, 1997)


                     Class A      Class B       Class M
Inception date:     12/28/95     10/30/96      10/30/96

Average annual total return

1 year+              17.26        18.63          19.56
Life of fund+        17.25        18.54          18.32

+Reflecting an expense limitation in effect during the period.
In the absence of the expense limitation, total return shown would have been lower. The per share amount of the expense limitation is set forth in the section of the prospectus entitled "Financial highlights."

Returns for class A and class M shares reflect the deduction of the current maximum initial sales charges of 5.75% for class A shares and 3.50% for class M shares.

Returns for class B shares reflect the deduction of the applicable contingent deferred sales charge ("CDSC"), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter.

Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the deduction of the initial sales charge or CDSC, if any, currently applicable to each class and the higher operating expenses applicable to such shares.

Returns shown for class A shares have not been adjusted to reflect payments under the class A distribution plan prior to its implementation. All returns assume reinvestment of distributions at net asset value and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

See "Standard Performance measures" in Part II of this SAI for information on how performance is calculated.

ADDITIONAL OFFICERS

In addition to the persons listed as fund officers in Part II of this SAI, each of the following persons is also a Vice President of the fund and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.

Brett C. Browchuk (age 34) (52 funds).  Managing Director of
Putnam Management.

Joshua L. Byrne (age 33) (1 fund).  Vice President of Putnam
Management.

Ian C. Ferguson (age 40) (55 funds).  Senior Managing Director of
Putnam Management.

Nigel P. Hart (age 30) (2 funds).  Senior Managing Director of
Putnam Management.

Omid Kamshad (age 35) (6 funds).  Senior Vice President of Putnam
Management.

John J. Morgan (age 57) (18 funds).  Managing Director of Putnam
Management.  Managing Director of Putnam Fiduciary Trust Company.

Justin M. Scott (age 40) (9 funds).  Managing Director of Putnam
Management.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, are the fund's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial highlights and financial statements included in the fund's Annual Report for the fiscal period ended August 31, 1997, filed electronically on October 28, 1997 (File No. 811-7237), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.